Segment and Geographic Information - Schedule of Information About the Assets and Liabilities (Details) - USD ($)	3 Months Ended				6 Months Ended				12 Months Ended
	Jun. 30, 2025	Mar. 31, 2025	Jun. 30, 2024	Mar. 31, 2024	Jun. 30, 2025		Jun. 30, 2024		Dec. 31, 2024		Dec. 31, 2023
Financial statement line item:
Reportable segment assets	$ 6,034,501				$ 6,034,501				$ 9,350,230		$ 15,819,137
Reportable segment liabilities	5,412,528				5,412,528				6,039,222		6,078,060
Financial statement line item:
Revenues from external customers	713,135		$ 2,863,679		1,770,645		$ 5,153,672		9,291,115		9,928,184
Less:
Cost of revenue, excluding amortization					1,005,679		2,328,621		5,111,157		4,770,748
Technology expenses, excluding amortization					346,242		748,339		1,493,310		1,618,832
Sales and marketing expenses	258,382		1,082,949		605,522		1,748,890		4,945,269		3,955,974
Supply development expenses	99,090		137,511		192,771		335,350		537,888		1,030,403
Fulfillment expenses	248,225		433,189		541,991		844,043		1,635,724		1,788,879
Other segment items					910,958	[1]	2,986,859	[1]	5,595,383	[2]	5,856,653	[2]
Depreciation & amortization expense					865,441		1,203,433		2,294,248		2,115,148
Interest expense			4,474		1,946		8,939		173,771		16,001
Interest income									(44,133)		(339,750)
Interest and penalties on sales tax liability	(9,620)				8,920				46,303		214,784
Income tax expense
Reportable segment income (loss)	$ (1,047,243)	$ (1,658,396)	$ (2,109,024)	$ (2,902,117)	$ (2,705,639)		$ (5,011,141)		$ (12,497,805)		$ (11,099,488)

[1]	Other segment items included in reportable segment net loss consists mainly of general and administrative expenses for corporate functions, such as insurance expenses, associated software licenses, other payroll and related expenses for human resources, legal, finance and executive teams, other consulting and professional fees for corporate services rendered, other marketing expenses, franchise tax, other gains and losses, and other overhead expense.
[2]	Other segment items included in Reportable segment net loss consists mainly of general and administrative expenses for corporate functions, such as insurance expenses, associated software licenses, other payroll and related expenses for human resources, legal, finance and executive teams, other consulting and professional fees for corporate services rendered, other marketing expenses, franchise tax, other gains and losses, and other overhead expense.